DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives not designated as hedging instruments:
Total	$ 2,095	$ 3,030	$ 759
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	2,487	2,373	608
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	(223)
Derivatives not designated as hedging instruments:
Total	(223)
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(206)	525	167
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ (186)	$ 132	$ (16)